Product Sales Analysis - Q2 2019 (Table)	6 Months Ended
Jun. 30, 2019
Product Sales Analysis - Q2 2019
Product Sales Analysis - Q2 2019

	World			Emerging Markets			US		Europe			Established ROW
	Q2 2019	Actual	CER	Q2 2019	Actual	CER	Q2 2019	Actual	Q2 2019	Actual	CER	Q2 2019	Actual	CER
	$m	%	%	$m	%	%	$m	%	$m	%	%	$m	%	%
Oncology
Tagrisso	784	86	92	191	n/m	n/m	300	55	112	60	73	181	n/m	n/m
Imfinzi	338	n/m	n/m	6	n/m	n/m	242	n/m	37	n/m	n/m	53	n/m	n/m
Lynparza	283	89	95	33	n/m	n/m	143	72	66	47	60	41	n/m	n/m
Iressa	118	(17)	(13)	78	1	8	4	(33)	20	(35)	(32)	16	(45)	(41)
Calquence	35	n/m	n/m	-	-	-	35	n/m	-	-	-	-	-	-
Legacy:
Faslodex	267	8	12	51	59	75	125	-	56	(5)	2	35	13	16
Zoladex	197	3	10	121	20	31	2	-	30	(12)	(6)	44	(20)	(16)
Arimidex	60	5	14	36	-	14	-	-	9	29	29	15	7	7
Casodex	57	10	17	34	21	32	-	-	4	(20)	(20)	19	-	5
Others	28	(24)	(24)	8	(11)	(11)	-	-	2	-	-	18	(31)	(31)
Total Oncology	2,167	51	57	558	45	57	851	58	336	31	41	422	65	70
BioPharmaceuticals: CVRM
Farxiga	377	11	16	111	26	40	139	-	89	14	22	38	9	9
Brilinta	389	23	28	120	67	79	168	17	88	2	10	13	(7)	—
Onglyza	116	(8)	(4)	44	7	10	42	(14)	17	(29)	(17)	13	8	17
Bydureon	141	(9)	(8)	5	(29)	(14)	117	(5)	16	(20)	(20)	3	(40)	(40)
Byetta	25	(14)	(10)	3	n/m	n/m	15	(12)	4	(56)	(56)	3	(25)	(25)
Symlin	8	14	14	-	-	-	8	14	-	-	-	-	-	-
Legacy:
Crestor	310	(8)	(3)	182	(2)	4	28	(36)	36	(22)	(13)	64	3	8
Seloken/Toprol-XL	168	(3)	5	156	1	10	3	(63)	7	17	17	2	(50)	(50)
Atacand	56	(14)	(9)	37	(3)	5	4	33	11	(42)	(42)	4	(20)	(20)
Others	68	(7)	(4)	43	(12)	(8)	3	n/m	15	(17)	(17)	7	(13)	(13)
BioPharmaceuticals: total CVRM	1,658	2	7	701	10	19	527	(1)	283	(8)	(1)	147	(1)	2
BioPharmaceuticals: Respiratory
Symbicort	585	(13)	(9)	130	15	25	206	(20)	172	(14)	(7)	77	(26)	(23)
Pulmicort	333	16	23	262	24	32	32	7	19	(17)	(9)	20	(9)	(5)
Fasenra	167	n/m	n/m	1	n/m	n/m	115	n/m	27	n/m	n/m	24	n/m	n/m
Daliresp/Daxas	56	24	24	1	n/m	n/m	48	26	6	(14)	-	1	-	-
Tudorza/Eklira	13	(71)	(69)	(2)	n/m	n/m	(2)	n/m	15	(17)	(11)	2	(50)	(50)
Duaklir	17	(23)	(14)	(1)	n/m	-	-	-	17	(15)	(15)	1	-	-
Bevespi	10	25	25	-	-	-	10	25	-	-	-	-	-	-
Others	71	(13)	(7)	47	96	n/m	1	—	20	(55)	(55)	3	(79)	(79)
BioPharmaceuticals: total Respiratory	1,252	2	7	438	26	36	410	1	276	(13)	(7)	128	(18)	(15)
Other medicines
Nexium	393	(11)	(7)	179	11	19	53	(39)	16	(74)	(74)	145	9	12
Losec/Prilosec	68	(11)	(4)	45	7	17	3	-	13	(35)	(30)	7	(36)	(36)
Synagis	96	n/m	n/m	-	-	-	10	n/m	86	n/m	n/m	-	-	-
Seroquel XR / IR	32	(76)	(74)	10	(81)	(81)	(7)	n/m	24	(14)	(7)	5	(50)	(50)
Movantik/Moventig	22	(8)	(8)	-	n/m	n/m	22	(4)	-	-	-	-	-	-
Others	30	(36)	(26)	16	(53)	(47)	8	n/m	13	30	60	(7)	n/m	n/m
Total other medicines	641	(14)	(10)	250	(14)	(8)	89	(37)	152	(1)	3	150	(6)	(3)

Total Product Sales	5,718	14	19	1,947	17	27	1,877	16	1,047	1	8	847	17	21